NOTE 4 - RELATED PARTY	Jun. 30, 2023
March 31, 2023
NOTE 4 - RELATED PARTY

NOTE 4 – RELATED PARTY

For the months ended June 30, 2023 and 2022, the Company had expenses totaling $0 and $1,000 respectively, to an officer and director for salaries, which is included in general and administrative expenses on the accompanying consolidated statement of operations.

Unsecured debt A: On March 2, 2020, the Company received an unsecured loan of $200 from a shareholder. Additionally, during in March and June 2019, the Company received an additional loan of $666 from another shareholder. Both of these notes are unsecured and do not have a payment due date at an interest rate of 0.00%.

Note	Issuance Date	Maturity Date	Interest Rate	Original Principal Amount	Balance at June 30, 2023	Balance at December 31, 2022
Unsecured debt A	March 2019, March and June 2020	No due date	0%	$ 866	$ 866	$ 866
Total notes payable				$ 866	$ 866	$ 866
Debt discount and deferred financing costs				-	-	-
Total notes payable, net				$ 866	$ 866	$ 866

December 31, 2022
NOTE 4 - RELATED PARTY

NOTE 4 – RELATED PARTY

For the months ended December 31, 2022 and 2021, the Company had expenses totaling $1,000 and $65,000 respectively, to an officer and director for salaries, which is included in general and administrative expenses on the accompanying consolidated statement of operations.